Reverse Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Repurchase agreements – non trading	£ 8,793	£ 12,683
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Repurchase agreements – non trading	475	447
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Repurchase agreements – non trading	£ 8,318	£ 12,236